Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

1. Corporate information

VIA optronics AG (the “Company” or “VIA”), together with its subsidiaries (the “Group” or “VIA Group”), is a leading provider of enhanced display solutions for multiple end markets in which superior functionality or durability is a critical differentiating factor.

The Company’s technology is particularly well-suited for demanding environments that pose technical and optical challenges for displays, such as bright ambient light, vibration and shock, extreme temperatures and condensation. VIA’s solutions combine VIA’s expertise in integrated display head assembly and proprietary bonding technologies. VIA’s portfolio of offerings enables thin display designs and high optical clarity, which decreases power consumption and increases readability. The Company provides a broad range of customized display solutions across a broad range of display sizes, including curved display panels and solutions integrating multiple displays under one cover lens. Furthermore, since the beginning of 2018, VIA has engaged in the production of metal mesh touch sensor technology and electrode base film.

The Company is registered in the commercial register of the local court (Amtsgericht) of Nuremberg under HRB 36200 and has its registered seat in 90411 Nuremberg, Sieboldstraße 18, Germany.

As of September 29, 2020, VIA became listed on The New York Stock Exchange under the symbol "VIAO" (NYSE: VIAO). For more information related to the IPO, please see Note 12.

VIA maintains production facilities in Germany, China and Japan. Through its subsidiaries, VIA maintains and operates sales offices in Taiwan and the United States. As of December 31, 2021, subsidiaries included in the consolidated financial statements are as follows:

●	VIA optronics GmbH, Schwarzenbruck, Germany
●	VIA optronics LLC, Orlando, Florida, USA (hereafter referred to as “VIA LLC”)
●	VIA optronics (Suzhou) Co., Ltd., Suzhou, China (hereafter referred to as “VIA Suzhou”)
●	VTS-Touchsensor Co., Ltd., Higashi Omi, Japan (hereafter referred to as “VTS”)
●	VIA optronics (Taiwan) Ltd., Taipei, Taiwan (hereafter referred to as “VIA Taiwan”)

The following entities were acquired / founded during the financial year ending December 31, 2021. Further information on the changes in the group can be found in Note 5.

●	Germaneers GmbH, Wettstetten, Ingolstadt (hereafter referred to as “Germaneers“)
●	VIA optronics (Philippines) Inc., Laguna, Philippines (hereafter referred to as “VIA Philippines”)

The financial year of all Group entities corresponds to the calendar year.

VIA is a subsidiary of Integrated Micro-Electronics, Inc, (“IMI”) a Philippines-based company. IMI is part of Ayala Group, which is a publicly listed entity in the Philippines. The ultimate controlling party is Mermac Inc., a Philippines-based company. VIA is owned 50.32% by Coöperatief IMI Europe U.A. 33.79% by the Bank of New York Mellon are held in fiduciary custody without any voting agreement and 15.89% by Jürgen Eichner (CEO and founder). The consolidated financial statements of the Company comprise the Company and its subsidiaries.